Short-Term Borrowings	6 Months Ended
Jun. 30, 2015
Short-Term Borrowings [Text Block]

SHORT-TERM BORROWINGS

As of June 30, 2015, short-term borrowings consist mainly of € 1,980 thousand of account receivables factored and for which the Company is supporting the risk of non-collection and loans in euros amounting to € 1,000 thousand with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2015	Euribor + 0,7%

As of June 30, 2014, short-term borrowings consist mainly of € 972 thousand of account receivables factored and for which the Company is supporting the risk of non-collection and loans in euros amounting to € 1,000 thousand with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 21, 2014	Euribor + 0,5%